Leases	12 Months Ended
Mar. 31, 2011
Leases
Leases
(6)	Leases

The Company has capital and operating leases for certain land, buildings, machinery and equipment, and finite-lived intangible assets with SPFC and other third parties.

During the years ended March 31, 2011, 2010 and 2009, the Company sold and leased back certain land, buildings, and machinery and equipment for 126,639 million yen, 95,316 million yen and 16,582 million yen, respectively. The base lease term is 1 to 10 years. The resulting leases are being accounted for as operating leases or capital leases. The resulting gains of these transactions, included in other income in the consolidated statements of operations, were not significant. Regarding certain leased assets, the Company has options to purchase the leased assets, or to terminate the leases and guarantee a specified value of the leased assets thereof, subject to certain conditions, during or at the end of the lease term. Regarding leased land and buildings, there are no future commitments, obligations, provisions, or circumstances that require or result in the Company's continuing involvement.

At March 31, 2011 and 2010, the gross book value of land, buildings, machinery and equipment, and finite-lived intangible assets under capital leases, including the above-mentioned sale-leaseback transactions was 137,783 million yen and 164,119 million yen, and the related accumulated depreciation recorded was 48,744 million yen and 59,698 million yen, respectively.

Rental expenses for operating leases, including the above-mentioned sale-leaseback transactions were 88,473 million yen, 64,124 million yen and 63,490 million yen for the years ended March 31, 2011, 2010 and 2009, respectively.

Future minimum lease payments under non-cancelable capital leases and operating leases at March 31, 2011 are as follows:

	Yen (millions)
Year ending March 31	Capital leases	Operating leases
2012	34,697	83,129
2013	23,129	64,878
2014	13,506	46,325
2015	11,073	20,946
2016	9,548	6,203
Thereafter	25,921	15,053

Total minimum lease payments	117,874	236,534

Less amount representing interest	7,697

Present value of net minimum lease payments	110,177
Less current portion	33,861

Long-term capital lease obligations	76,316